Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2017
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Jul. 25, 2017
Document Effective Date	Jul. 29, 2017
Prospectus Date	Jul. 29, 2017
CAN SLIM(R) Select Growth Fund | Investor Class
Prospectus:
Trading Symbol	CANGX